Shareholder Report, Average Annual Return (Details)		12 Months Ended	43 Months Ended
	May 21, 2021	Dec. 31, 2024	Dec. 31, 2024
C000232090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		(3.52%)	(3.28%)
C000232088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		(2.67%)	(3.36%)
Without Sales Load [Member] | C000232090
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.95%)	(2.62%)
Without Sales Load [Member] | C000232088
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.69%)	(3.36%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(1.70%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(1.70%)